REGULATORY CAPITAL (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Capital to Risk Weighted Assets	$ 134,992	$ 123,862
Total Capital to Risk Weighted Assets	145,457	132,306
SI Financial Group, Inc. [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Capital to Average Assets	$ 140,862
Tier One Capital to Average Assets Ratio	9.73%
Tier One Capital to Average Assets Required for Capital Adequacy	$ 57,896
Tier One Capital to Average Assets Required for Capital Adequacy Ratio	4.00%
Tier One Capital to Average Assets Required to be Well Capitalized	$ 72,370
Tier One Capital to Average Assets Required to be Well Capitalized Ratio	5.00%
Tier One Capital to Risk Weighted Assets	$ 140,862
Tier One Capital to Risk Weighted Assets Ratio	14.86%
Tier One Capital to Risk Weighted Assets Required for Capital Adequacy	$ 56,861
Tier One Capital to Risk Weighted Assets Required for Capital Adequacy Ratio	6.00%
Tier One Capital to Risk Weighted Assets to be Well Capitalized	$ 75,814
Tier One Capital Required to Risk Weighted Assets to be Well Capitalized Ratio	8.00%
Total Capital to Risk Weighted Assets	$ 151,327
Total Capital to Risk Weighted Assets Ratio	15.97%
Total Capital to Risk Weighted Assets Required for Capital Adequacy	$ 75,814
Total Capital to Risk Weighted Assets Required for Capital Adequacy Ratio	8.00%
Total Capital to Risk Weighted Assets Required to be Well Capitalized	$ 94,768
Total Capital to Risk Weighted Assets Required to be Well Capitalized Ratio	10.00%
Common Equity Tier One Capital	$ 140,862
Common Equity Tier One Capital Ratio	14.86%
Common Equity Tier One Required for Capital Adequacy	$ 42,645
Common Equity Tier One Required for Capital Adequacy Ratio	4.50%
Common Equity Tier One Required to be Well Capitalized	$ 61,599
Common Equity Tier One Required to be Well Capitalized Ratio	6.50%
Savings Institute Bank and Trust Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Capital to Average Assets	$ 134,992	$ 123,862
Tier One Capital to Average Assets Ratio	9.38%	9.37%
Tier One Capital to Average Assets Required for Capital Adequacy	$ 57,550	$ 52,876
Tier One Capital to Average Assets Required for Capital Adequacy Ratio	4.00%	4.00%
Tier One Capital to Average Assets Required to be Well Capitalized	$ 71,937	$ 66,095
Tier One Capital to Average Assets Required to be Well Capitalized Ratio	5.00%	5.00%
Tier One Capital to Risk Weighted Assets	$ 134,992	$ 123,862
Tier One Capital to Risk Weighted Assets Ratio	14.27%	14.86%
Tier One Capital to Risk Weighted Assets Required for Capital Adequacy	$ 56,773	$ 33,341
Tier One Capital to Risk Weighted Assets Required for Capital Adequacy Ratio	6.00%	4.00%
Tier One Capital to Risk Weighted Assets to be Well Capitalized	$ 75,698	$ 50,012
Tier One Capital Required to Risk Weighted Assets to be Well Capitalized Ratio	8.00%	6.00%
Total Capital to Risk Weighted Assets	$ 145,457	$ 132,306
Total Capital to Risk Weighted Assets Ratio	15.37%	15.87%
Total Capital to Risk Weighted Assets Required for Capital Adequacy	$ 75,698	$ 66,695
Total Capital to Risk Weighted Assets Required for Capital Adequacy Ratio	8.00%	8.00%
Total Capital to Risk Weighted Assets Required to be Well Capitalized	$ 94,622	$ 83,369
Total Capital to Risk Weighted Assets Required to be Well Capitalized Ratio	10.00%	10.00%
Tangible Equity		$ 123,862
Tangible Equity Ratio		9.37%
Tangible Equity Required for Capital Adequacy		$ 19,828
Tangible Equity Required for Capital Adequacy Ratio		1.50%
Common Equity Tier One Capital	$ 134,992
Common Equity Tier One Capital Ratio	14.27%
Common Equity Tier One Required for Capital Adequacy	$ 42,580
Common Equity Tier One Required for Capital Adequacy Ratio	4.50%
Common Equity Tier One Required to be Well Capitalized	$ 61,504
Common Equity Tier One Required to be Well Capitalized Ratio	6.50%